Significant Accounting Policies: Recently Adopted Accounting Guidance (Policies)	12 Months Ended
Jan. 31, 2020
Policies
Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

Recent accounting pronouncements issued by the Financial Accounting Standards Board or other authoritative standards groups with future effective dates are either not applicable or are not expected to be significant to the financial statements of the Company.